CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Investment activities
Net assets acquisition by business combination (1) (Note 6)		$ 6,612,409
Investment in-kind in other related parties (Note 17)		2,164,156
Investment in kind in other related parties	$ 1,580,556	714,359	$ 476,292
Arcadia asset acquisition financed by debt		7,637,972
Arcadia asset acquisition through issuance of capital		15,000,000
Financed sale of property, plant and equipment	1,734,281
Non-monetary contributions in joint ventures and associates (Note 13)	3,000	2,931,699	250,000
Investing activities	3,317,837	35,060,595	726,292
Financing Activities
Capitalization of convertible notes	36,244,460
Consideration for acquisition		(2,625,335)
Acquisition of non-controlling interest in subsidiaries	255,893
Total of Financing Activities	36,500,353	(2,625,335)
Current liabilities
Borrowings	$ 71,301,468	$ 76,785,857	$ 63,721,735